Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Comprehensive Loss Income
Net loss	$ (6,027,278)	$ (8,100,132)
Other comprehensive loss, net of taxes:
Currency translation adjustment, net of tax of $nil	(957,237)	(1,511,224)
Other comprehensive loss, net of taxes	(957,237)	(1,511,224)
Attributable to:
Equity holders of the Company	(916,580)	(1,476,969)
Non-controlling interests	(40,657)	(34,255)
Other comprehensive loss, net of taxes	(957,237)	(1,511,224)
Total comprehensive loss, net of taxes	(6,984,515)	(9,611,356)
Attributable to:
Equity holders of the Company	(6,938,286)	(9,572,418)
Non-controlling interests	(46,229)	(38,938)
Total comprehensive loss, net of taxes	$ (6,984,515)	$ (9,611,356)